Operating Segment Information (Details) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment					2
Revenues:
Revenues	$ 567		$ 456		$ 1,120	$ 988
Segment Adjusted EBITDA
Segment adjusted EBITDA	43		37		92	94
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(17)		(15)		(35)	(28)
Interest income	3		3		6	6
Income tax expense	(5)		(2)		(10)	0
Depreciation and amortization	(29)		(28)		(60)	(56)
Net income attributable to noncontrolling interests	1		2		2	3
Other adjustments:
Business acquisition and integration expenses	0		0		0	(1)
Loss on disposition of business/assets	(2)		0		(2)	(2)
Certain legal expenses/settlements	0		(3)		(1)	(3)
Amortization of pension and postretirement actuarial losses	(3)		(4)		(6)	(7)
Net plant incident costs	(2)		(2)		(3)	(3)
Restructuring, impairment and plant closing and transition costs	(11)		(5)		(25)	(12)
Net loss	(22)	$ (20)	(17)	$ 8	(42)	(9)
Titanium Dioxide
Revenues:
Revenues	415		338		829	740
Performance Additives
Revenues:
Revenues	152		118		291	248
Operating segments
Segment Adjusted EBITDA
Segment adjusted EBITDA	54		48		117	116
Operating segments | Titanium Dioxide
Revenues:
Revenues	415		338		829	740
Segment Adjusted EBITDA
Segment adjusted EBITDA	36		35		76	81
Operating segments | Performance Additives
Revenues:
Revenues	152		118		291	248
Segment Adjusted EBITDA
Segment adjusted EBITDA	18		13		41	35
Corporate and other
Segment Adjusted EBITDA
Segment adjusted EBITDA	$ (11)		$ (11)		$ (25)	$ (22)